Derivative Financial Instruments - Foreign Currency Asset/Liability Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Trade receivables [Member]
Derivative [Line Items]
Foreign currency asset derivatives included in trade receivables	$ 101	$ 415
Trade payables [Member]
Derivative [Line Items]
Foreign currency liability derivatives included in trade payables	$ 79	$ 646